Summary of Significant Accounting Policies (Details) - Schedule of Amounts and Percentages of Total Revenues ¥ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Revenue, Major Customer [Line Items]
Total revenues amount	¥ 1,896	$ 100,000	¥ 4,277
Total revenues percentage	262.00%	262.00%	100.00%
Sourcing services [Member]
Revenue, Major Customer [Line Items]
Total revenues amount	¥ 1,435	$ 75,700	¥ 1,300
Total revenues percentage	198.00%	198.00%	30.40%
Product sales [Member]
Revenue, Major Customer [Line Items]
Total revenues amount			¥ 2,634
Total revenues percentage			61.60%
Battery-swapping services [Member]
Revenue, Major Customer [Line Items]
Total revenues amount	¥ 461	$ 24,300	¥ 343
Total revenues percentage	64.00%	64.00%	8.00%